Bank Borrowings (Tables)	12 Months Ended
Mar. 31, 2024
Bank Borrowings [Abstract]
Schedule of Bank Borrowings	Bank borrowings as of March 31, 2023 and 2024 are as follows:
				Weighted average interest rate as of March 31,		Balance as of March 31,
Lender	Type	Maturity date	Currency	2023	2024	2023	2024	2024
						HK$	HK$	US$
Bank of China (Hong Kong) (note a)	Term loan	Within 1 year or on demand	HK$	3.34%	4.81%	3,535,397	2,111,291	269,782
Bank of China (Hong Kong) (note c)	Term loan	Within 1 year or on demand	HK$	—	3.63%	—	20,666,000	2,640,720
Bank of China (Hong Kong) (note d)	Revolving loan	Within 1 year or on demand	HK$	—	5.88%	—	10,273,028	1,312,696
China Construction Bank (Asia) Corporation Limited (note b)	Revolving loan	Within 1 year or on demand	HK$	6.21%	7.65%	4,000,000	4,000,000	511,123
China Construction Bank (Asia) Corporation Limited (note b)	Term loan	Within 1 year or on demand	HK$	—	6.70%	—	3,803,256	485,983
Total						7,535,397	40,853,575	5,220,304

(a)	The banking facilities were secured as follows:
(i)	Personal guarantee by Mr. Ching Han Wan, a director of a subsidiary of the Company, and Mr. Chung; and
(ii)	Guaranteed under the SME Financing Guarantee Scheme, which are fully guaranteed by HKMC Insurance Limited.
(b)	The banking facilities were secured as follows:
(i)	Legal charge over a property granted by Mr. Kin Chung Chan (“Mr. Chan”), Director, Chairman and Chief Executive Officer of the Company, and his spouse;
(ii)	Personal guarantee by Mr. Chan and his spouse; and
(iii)	Corporate guarantee by Wisdom Way International Limited and General Source Investment Limited, companies controlled by Mr. Chan.
(c)	The banking facilities were secured as follows:
(i)	Personal guarantee by Mr. Chung and Mr. Chan; and
(ii)	Guaranteed under the SME Financing Guarantee Scheme, which are fully guaranteed by HKMC Insurance Limited.
(d)	The banking facilities were secured as follows:
(i)	Personal guarantee by Mr. Chan; and
(ii)	HK$2,000,000 (US$255,561) time deposits.